UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	   WASHINGTON, D.C. 20549
		  --------

	 	 FORM N-CSR
  		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-2860; 811-3967;
811-5690; 811-2107

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2005

Item 1.  Reports to Stockholders

		The Annual Report to Stockholders follows

[First Investors Logo]

TAXABLE BOND & MONEY MARKET FUNDS


CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME


ANNUAL REPORT
September 30, 2005

Portfolio Manager's Letter
FIRST INVESTORS CASH MANAGEMENT FUND, INC.

Dear Investor:

This is the annual report for the First Investors Cash Management Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 1.9% for Class A shares and 1.2% for Class B shares. The Fund maintained a $1.00 net asset value per share for each class of shares throughout the year.

The primary factor that drove the Fund's performance during the reporting period was an increase in short-term interest rates.

Short-term rates rose steadily during the fiscal year, as the Federal Reserve raised its target federal funds rate by 25 basis points at each of its meetings for a total increase of 200 basis points (2%). The money market yield curve remained positively sloped during this period, indicating that the market anticipated further hikes.

The Fund maintained significant liquidity throughout the reporting period, while taking advantage of the steepness of the money market yield curve by selectively purchasing longer maturity money market instruments. Corporate bonds and notes, along with various types of callable securities, helped the Fund reap incremental returns. Increased holdings in floating rate securities also added marginally to performance. To mitigate credit risk, corporate security investments were limited to those with shorter maturities and smaller position sizes.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
and Portfolio Manager

October 31, 2005

Understanding Your Fund's Expenses
FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, April 1, 2005, and held for the entire six-month period ended September 30, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

At a meeting held on May 19, 2005 ("May Meeting"), the Boards of Directors or Trustees ("Board"), as the case may be, including a majority of the non-interested or independent Directors/Trustees (hereinafter, "Directors"), approved the renewal of the investment advisory agreements (each an "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each, a "Fund" and collectively, the "Funds"): Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income. In reaching its decisions, the Board reviewed and considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreements for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Fixed Income and various reports on compliance and other services provided by FIMCO and its affiliates. In response to specific requests from the Directors in connection with the May Meeting, FIMCO furnished, and the Board reviewed, information concerning a variety of aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services; (2) the investment performance of each Fund, including comparisons to a group of mutual funds based on the category assigned to the Fund, and data published, by Lipper, Inc. ("Peer Group"); (3) the management fees paid by each Fund and total expense ratios of each Fund compared to the management fees and total expense ratios of each Fund's Peer Group; (4) the costs of providing services to each Fund and the profits realized by FIMCO and its affiliate, Administrative Data Management Corporation ("ADM"), the Funds' affiliated transfer agent, from the relationship with each Fund; and (5) any "fall out"
 or ancillary benefits enjoyed by FIMCO or its affiliates as a result of the relationship with each Fund. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In considering the information and materials described above, the Directors received assistance from and met separately with independent counsel. Although the Advisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of each Advisory Agreement. Rather, the approval determinations were made on the basis of each Director's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO does not provide management services to hedge funds, pension funds or separately managed accounts. As a result, the Directors considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex, and emphasized that FIMCO's senior management sets a tone for the organization that is aimed at the protection of Fund shareholders and that this focus permeates the entire organization. The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (i) the provision of investment advice to the Funds; (ii) implementing policies and procedures designed to ensure compliance with each Fund's investment objectives and policies; (iii) the review of brokerage arrangements; (iv) oversight of general portfolio compliance with applicable laws; (v) the provision of certain administrative services to the Funds, including fund accounting; and
(vi) the implementation of Board directives as they relate to the Funds. The Board also acknowledged that FIMCO has devoted substantial time and resources to ensure that the Funds and FIMCO are in compliance with a wide array of new regulatory initiatives that have been aimed at mutual funds and their service providers. With regard to compliance, the Board noted that FIMCO's and the Funds' overall compliance records were good.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO's affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds' shareholder base. The Board noted that the Funds' shares are distributed primarily through First Investors Corporation ("FIC"), which is an affiliate of FIMCO.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of FIMCO's services as well as the services of its affiliates, and that FIMCO and its affiliates have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance reports prepared by FIMCO specifically for the May Meeting. In particular, the Directors reviewed the performance of the Funds for each of the past five calendar years and gave more weight to each Fund's performance over the most recent calendar year ("1-year period") and average performance over the most recent three calendar year period ("3-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. In reviewing this data, the Board particularly focused on whether a Fund's performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that:

* Fund For Income and Government Fund were in the third quintile of their respective Peer Group for both the 1-year period and 3-year period.

* Cash Management Fund was in the second highest quintile of its Peer Group for the 1-year period and the third quintile for the 3-year period.

* Investment Grade Fund was in the third quintile of its Peer Group for the 3-year period, although the more recent 1-year period performance was not as favorable.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board gave substantial consideration to the fees payable under each Fund's Advisory Agreement. The Board reviewed reports prepared by FIMCO comparing each Fund's effective management fee rates, operating expense ratios, and total expense ratios to its Peer Group. The Board noted the effect of the management fee waivers in place for the Investment Grade Fund, Government Fund and Cash Management Fund during the periods presented, and discussed with FIMCO whether the fee schedules should be modified in light of these fee waivers. With regard to the effective management fee rates for the 2004 fiscal year, on a Fund-by-Fund basis, the Board noted that:

* The level of management fee rates for Government Fund and Cash Management Fund, taking into account the fee waivers, were lower than their respective Peer Group median.

* The level of management fee rates for Fund For Income and Investment Grade Fund, taking into account the fee waivers (as applicable), were higher than their respective Peer Group median.

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

With regard to overall expense ratios, the Board noted that Cash Management Fund's total expense ratio (Class A Shares) for the most recent calendar year, taking into account FIMCO's expense limitation, was lower than the median of its Peer Group. The Board noted that the total expense ratios, taking into account FIMCO's expense limitations (as applicable), of the Fund For Income, Government Fund and Investment Grade Fund for the most recent calendar year were higher than the median of their respective Peer Groups. The Board acknowledged the effect on the Funds' total operating expense ratios of transfer agency fees and further acknowledged the nature and quality of the services provided by the Funds' transfer agent. In addition, management explained, and the Board considered, the benefits to the Funds from investment by shareholders who maintain retirement accounts in the Funds. The Board recognized management's efforts to control operating expenses, noting that these Funds' total expense ratios had either declined or remained the same from the previous calendar year.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2004, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that its fixed costs will increase in the future due to, among other things, new regulatory requirements. In reviewing the profitability information, the Directors also considered the "fall-out" or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Directors recognized that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged, the Board considered that the Advisory Agreement for each Fund, except Cash Management Fund, currently includes "breakpoints" (i.e., reductions in the management fee rate as assets increase) to account for management economies of scale. The Board noted that Fund For Income has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rate. With regard to Government Fund and Investment Grade Fund, the Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders. With respect to Cash Management Fund, the Board concluded that the fee structure is appropriate at current asset levels.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board noted that FIMCO may direct Fund transactions to certain brokers to obtain research and other services, which may be used in servicing all funds in the First Investors fund complex. However, the Board noted that FIMCO must select brokers based on each Fund's requirements for seeking best execution. The Board also considered information relating to ADM's fees and profitability and the income received by FIC and FIMCO's affiliated bank as a result of FIMCO's management of the Funds. After review of this information, the Board concluded that the benefits accruing to FIMCO and its affiliates by virtue of their relationship to the Funds are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services, including any non-management services, to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable.

                              * * *

In summary, based on the various considerations discussed above, the Board determined that approval of each Fund's Advisory Agreement was in the best interests of that Fund. As a result, the Board, including a majority of the independent Directors, approved each Advisory Agreement.

Fund Expenses
FIRST INVESTORS CASH MANAGEMENT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------------------
                                                  Beginning               Ending
                                                   Account               Account               Expenses Paid
                                                    Value                 Value                During Period
                                                   (4/1/05)             (9/30/05)            (4/1/05-9/30/05)*
--------------------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00             $1,012.27                  $3.53
Hypothetical
  (5% annual return before expenses)              $1,000.00             $1,021.56                  $3.55
--------------------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00             $1,008.47                  $7.30
Hypothetical
  (5% annual return before expenses)              $1,000.00             $1,017.80                  $7.33
--------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70% for Class A shares and 1.45% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

Corporate Notes                             55.7%
U.S. Government Agency Obligations          25.8%
Floating Rate Notes                         15.0%
Bankers' Acceptances                         3.5%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total amortized cost of investments.

Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--55.0%
    $5,000M   3M Co., 10/11/05                                                        3.62%     $4,994,965        $302
     5,000M   Abbott Laboratories, 10/19/05 +                                         3.70       4,990,746         302
     4,000M   American General Finance Corp., 11/3/05                                 3.73       3,986,311         241
     3,700M   ChevronTexaco Corp., 10/28/05                                           3.70       3,689,729         223
     5,000M   Coca-Cola Co., 10/21/05                                                 3.56       4,990,081         302
     5,000M   Colgate-Palmolive Co., 10/7/05 +                                        3.54       4,997,041         302
     5,000M   DuPont (E.I.) de Nemours & Co., 10/12/05                                3.70       4,994,340         302
     5,000M   Gannett Co., Inc., 10/4/05 +                                            3.55       4,998,516         302
              General Electric Capital Corp.:
     2,300M     11/1/05                                                               3.61       2,292,829         139
     4,800M     11/1/05                                                               3.72       4,784,622         290
     2,000M   JPMorgan Chase & Co., 2/1/06                                            3.15       2,022,046         122
              Madison Gas & Electric Co.:
     2,700M     10/20/05                                                              3.70       2,694,722         163
     2,500M     10/26/05                                                              3.72       2,493,538         151
     2,000M   Merrill Lynch & Co., 3/10/06                                            3.45       1,991,474         121
     4,100M   New York Times Co., 10/31/05                                            3.62       4,087,578         247
     5,000M   PepsiCo, Inc., 10/27/05 +                                               3.71       4,986,597         302
     6,000M   Pfizer, Inc., 10/6/05 +                                                 3.55       5,997,035         363
     3,000M   Pitney Bowes, Inc., 10/11/05 +                                          3.70       2,996,913         181
     4,000M   Procter & Gamble Co., 10/17/05 +                                        3.65       3,993,501         242
     5,000M   Prudential Funding Corp., 11/8/05                                       3.71       4,980,399         301
     5,000M   Shell International Finance BV, 10/3/05                                 3.56       4,999,006         302
     5,000M   Toyota Motor Credit Corp., 11/9/05                                      3.76       4,979,614         301
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $90,941,603)                                               90,941,603       5,501
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--25.5%
              Fannie Mae:
       550M     10/21/05                                                              2.85         549,763          33
       495M     11/14/05                                                              2.85         494,590          30
     1,000M     12/15/05                                                              2.88         998,949          60
       500M     2/28/06                                                               3.65         497,091          30
     2,000M     3/17/06                                                               3.31       1,999,537         121
       628M     7/3/06                                                                3.64         627,997          38
     1,000M   Federal Farm Credit Bank, 7/21/06                                       3.83         986,764          60
              Federal Home Loan Bank:
     1,500M     10/7/05                                                               3.53       1,499,116          91
     4,000M     10/14/05                                                              3.59       3,994,807         242
     1,000M     10/27/05                                                              2.43         999,687          61
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Federal Home Loan Bank: (continued)
    $1,850M     11/4/05                                                               2.53%     $1,849,980        $112
       815M     11/10/05                                                              3.34         813,778          49
     1,375M     11/15/05                                                              2.52       1,377,959          83
       500M     11/15/05                                                              3.54         500,434          30
     3,000M     12/30/05                                                              3.12       2,989,578         181
     1,000M     1/10/06                                                               3.56         994,983          60
     1,500M     2/27/06                                                               3.53       1,492,252          90
     1,500M     2/28/06                                                               3.76       1,496,224          91
     2,000M     3/13/06                                                               3.31       1,992,829         121
     1,000M     3/24/06                                                               3.60         993,222          60
     1,000M     4/28/06                                                               3.65         990,769          60
     1,425M     5/5/06                                                                3.85       1,410,666          85
     1,500M     6/30/06                                                               3.75       1,500,000          91
     1,200M     7/10/06                                                               4.29       1,179,059          71
     2,000M     7/28/06                                                               4.17       1,973,225         119
              Freddie Mac:
       300M     11/17/05                                                              2.54         299,903          18
     2,000M     4/28/06                                                               3.56       1,990,160         120
     1,000M     4/28/06                                                               3.65         994,394          60
     1,850M     6/2/06                                                                4.12       1,827,303         111
     1,900M     6/9/06                                                                4.10       1,874,280         113
     1,000M     7/7/06                                                                3.83         986,217          60
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $42,175,516)                                                                              42,175,516       2,551
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--14.8%
     2,000M   Bank One Corp., 8/11/06                                                 3.90       2,002,899         121
              Federal Home Loan Bank:
     3,000M     10/5/05                                                               3.41       2,999,978         182
     2,400M     5/24/06                                                               3.60       2,400,000         145
     2,000M   Fifth Third Bancorp, 9/22/06 ++                                         3.79       2,000,000         121
     2,100M   Merrill Lynch & Co., 4/18/06                                            3.89       2,103,604         127
     5,000M   US Bank NA, 12/5/05                                                     3.76       4,999,916         303
     4,750M   Wal-Mart Stores, Inc., 3/16/06                                          3.73       4,748,391         287
     3,240M   Wells Fargo & Co., 9/15/06                                              3.96       3,243,295         196
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $24,498,083)                                           24,498,083       1,482
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--3.4%
    $5,637M   Bank of America, NA, 10/3/05
                (cost $5,636,083)                                                     3.56%     $5,636,083        $341
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $163,251,285)**                                      98.7%    163,251,285       9,875
Other Assets, Less Liabilities                                                         1.3       2,050,848         125
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $165,302,133     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at
   September 30, 2005.

** Aggregate cost for federal income tax purposes is the same.

 + Security exempt from registration under Secton 4(2) of the Securities Act of 1933 (see Note 4).

++ Security exempt from registration under rule 144A of the Securities Act of 1933 (see Note 4).

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS GOVERNMENT FUND, INC.

Dear Investor:

This is the annual report for the First Investors Government Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 2.3% for Class A shares and 1.5% for Class B shares, including dividends of 49.6 cents per share on Class A shares and
41.2 cents per share on Class B shares.

The Fund invests primarily in Government National Mortgage Association
(GNMA) mortgage-backed bonds. The primary factors that drove the Fund's performance were rising interest rates and a flattening yield curve.

Both short- and long-term interest rates rose during the reporting period. As measured by the two-year U.S. Treasury note, short-term interest rates increased from 2.61% to 4.17%. Long-term rates, as benchmarked by the 10-year U.S. Treasury note, rose from 4.12% to 4.33%. Rising interest rates decreased the value of the securities in the Fund.

Short-term interest rates rose more than long-term rates, leading to a flattening of the yield curve. This led to higher coupon mortgage-backed bonds underperforming lower coupon mortgage-backed bonds. Since the Fund was underweight versus the Merrill Lynch GNMA Master Index in lower coupon bonds during the reporting period, the flattening of the yield curve hurt the Fund's performance.

Nevertheless, the relatively low level of volatility of long-term interest rates helped the performance of GNMAs and other mortgage-backed bonds. Yield spreads between Treasury securities and GNMAs narrowed. This allowed GNMAs to outperform the Treasury market, as well as other investment-grade bond markets, during the reporting period.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
and Portfolio Manager

October 31, 2005

Fund Expenses
FIRST INVESTORS GOVERNMENT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------------------------
                                                   Beginning                Ending
                                                    Account                 Account              Expenses Paid
                                                     Value                   Value               During Period
                                                    (4/1/05)               (9/30/05)           (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00               $1,015.83                 $5.56
Hypothetical
 (5% annual return before expenses)               $1,000.00               $1,019.55                 $5.57
----------------------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00               $1,011.96                 $9.33
Hypothetical
 (5% annual return before expenses)               $1,000.00               $1,015.79                 $9.35
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Government National Mortgage Association    85.0%
Fannie Mae                                  11.8%
Freddie Mac                                  2.5%
Short-Term U.S. Government Obligations       0.7%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS GOVERNMENT FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Government Fund, Inc. (Class A shares) and the Merrill Lynch GNMA Master Index.

First Investors Government Fund
Graph Plot Points
for the periods Ended 9/30/05

                                  Merrill Lynch
                    Government             GNMA
                          Fund            Index
Dec-95                 $ 9,425          $10,000
Dec-96                   9,756           10,557
Dec-97                  10,575           11,565
Sep-98                  11,213           12,279
Sep-99                  11,167           12,586
Sep-00                  11,988           13,563
Sep-01                  13,246           15,201
Sep-02                  14,012           16,359
Sep-03                  14,443           16,981
Sep-04                  14,879           17,665
Sep-05                  15,213           18,279

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year               2.25%         (3.64%)
  Five Years             4.96%          3.71%
  Ten Years              5.31%          4.68%
  S.E.C. 30-Day Yield            3.61%
Class B Shares
  One Year               1.48%         (2.52%)
  Five Years             4.18%          3.84%
  Ten Years              4.69%          4.69%
  S.E.C. 30-Day Yield            3.08%

The graph compares a $10,000 investment in the First Investors Government Fund, Inc. (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch GNMA Master Index (the "Index"). The Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (4.08%), 3.27% and 4.26%, respectively, and the S.E.C. 30-Day Yield for September 2005 would have been 3.11%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.97%), 3.36% and 4.27%, respectively, and the S.E.C. 30-Day Yield for September 2005 would have been 2.55%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch GNMA Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--98.8%
              Fannie Mae--11.8%
   $23,232M   5.5%, 4/1/2033-7/1/2034                                                          $23,259,850      $1,180
----------------------------------------------------------------------------------------------------------------------
              FreddieMac--2.5%
     4,898M   5.5%, 2/1/2035                                                                     4,902,441         248
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association
              I Program--84.5%
    21,506M   5%, 4/15/2034-10/15/2035                                                          21,300,788       1,080
    46,453M   5.5%, 5/15/2026-9/15/2035                                                         46,986,118       2,383
    56,986M   6%, 3/15/2031-6/15/2035                                                           58,580,190       2,971
    27,263M   6.5%, 10/15/2028-8/15/2035                                                        28,494,997       1,445
     6,142M   7%, 4/15/2032-4/15/2034                                                            6,480,000         329
     4,483M   7.5%, 7/15/2023-6/15/2034                                                          4,768,076         242
----------------------------------------------------------------------------------------------------------------------
                                                                                               166,610,169       8,450
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates
  (cost $196,231,574)                                                                          194,772,460       9,878
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--.6%
     1,300M   U.S. Treasury Bills, 3.09%, 10/6/05 (cost $1,299,441)                              1,299,441          66
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $197,531,015)                                    99.4%        196,071,901       9,944
Other Assets, Less Liabilities                                                      .6           1,106,611          56
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%       $197,178,512     $10,000
======================================================================================================================

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Investment Grade Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 1.7% for Class A shares and 1.0% for Class B shares, including dividends of 52.0 cents per share on Class A shares and 44.8 cents per share on Class B shares.

The most important drivers of the Fund's performance during the reporting period were a narrowing of credit spreads between corporate and government bonds, as well as a flattening of the yield curve.

Nonetheless, the corporate bond market had a volatile year, as GM and Ford were downgraded by the ratings agencies to below investment grade. Benchmark interest rates, as represented by the 10-year U.S. Treasury note, rose by only .21% to end September at 4.33%. In the end, corporate bonds in general outperformed similar maturity Treasury bonds. This can be attributed to a corresponding narrowing of credit quality spreads between corporate and government bonds.

The Fund anticipated that longer-term interest rates would rise in response to the Federal Reserve's continued tightening of short-term rates and lead to market depreciation of longer-term securities. Accordingly, it reduced its holdings in these securities. But, even though short-term rates rose steadily, as expected, longer-term interest rates rose only slightly. The Fund was thus unable to capitalize as much as it might have from the resulting relatively strong performance of longer-term bonds.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ GEORGE V. GANTER

George V. Ganter
Vice President
and Portfolio Manager

October 31, 2005

Fund Expenses
FIRST INVESTORS INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (4/1/05)       (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,017.78       $5.56
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,019.55       $5.57
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,014.15       $9.34
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,015.79       $9.35
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85%
  for Class B shares, multiplied by the average account value over the period, multiplied by 183/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                  24.3%
Consumer Staples                            17.5%
Industrials                                 11.7%
Utilities                                   10.8%
Consumer Discretionary                       8.0%
Materials                                    6.5%
U.S. Government Agency Obligations           5.8%
U.S. Government Obligligations               5.5%
Telecommunication Services                   3.1%
Health Care                                  2.5%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Investment Grade Fund (Class A shares), the Lehman Brothers U.S. Credit Index and the Merrill Lynch U.S. Corporate Master Index.+

First Investors Investment Grade Fund
Graph Plot Points
for the periods Ended 9/30/05

                      Investment            Lehman     Merrill Lynch
                           Grade       U.S. Credit    U.S. Corporate
                            Fund             Index      Master Index
Dec-95                   $ 9,425           $10,000           $10,000
Dec-96                     9,651            10,328            10,339
Dec-97                    10,533            11,385            11,413
Sep-98                    11,407            12,287            12,290
Sep-99                    11,154            12,115            12,163
Sep-00                    11,715            12,821            12,855
Sep-01                    12,996            14,501            14,597
Sep-02                    13,839            15,689            15,704
Sep-03                    15,076            17,332            17,437
Sep-04                    15,615            18,102            18,250
Sep-05                    15,880            18,598            18,775

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               1.70%          (4.18%)
  Five Years             6.27%           5.02%
  Ten Years              5.81%           5.19%
  S.E.C. 30-Day Yield            3.78%
Class B Shares
  One Year               0.97%          (3.03%)
  Five Years             5.48%           5.15%
  Ten Years              5.20%           5.20%
  S.E.C. 30-Day Yield            3.26%

  The graph compares a $10,000 investment in the First Investors Investment Grade Fund (Class A shares) beginning 12/31/95 with theoretical investments in the Lehman Brothers U.S. Credit Index and the Merrill Lynch U.S. Corporate Master Index (the "Indices"). The Indices include publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $250 million. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (4.37%), 4.82% and 4.92%, respectively, and the S.E.C. 30-Day Yield for September 2005 would have been 3.49%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (3.23%), 4.92% and 4.93%, respectively, and the S.E.C. 30-Day Yield for September 2005 would have been 2.95%. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers U.S. Credit Index figures are from Lehman Brothers, Inc., Merrill Lynch U.S. Corporate Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch U.S. Corporate Master
  Index because that Index is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers U.S. Credit Index.


Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--81.0%
              Aerospace/Defense--1.7%
              Honeywell International, Inc.:
    $1,500M     7.5%, 2010                                                                      $1,670,650         $72
       975M     6.125%, 2011                                                                     1,041,864          45
       400M   Precision Castparts Corp., 5.6%, 2013                                                407,992          18
       717M   TRW, Inc., 7.125%, 2009                                                              771,358          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,891,864         168
----------------------------------------------------------------------------------------------------------------------
              Automotive--1.5%
     2,000M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                        2,216,784          96
       886M   Ford Motor Co., 8.9%, 2032                                                           750,885          32
       500M   Lear Corp., 8.11%, 2009                                                              497,643          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,465,312         149
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.3%
       700M   Lubrizol Corp., 7.25%, 2025                                                          794,514          34
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables--.7%
     1,650M   Black & Decker Corp., 4.75%, 2014                                                  1,598,513          69
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--4.0%
     2,250M   Avon Products, Inc., 4.2%, 2018                                                    2,066,398          89
     1,800M   Colgate-Palmolive Co., 7.84%, 2007                                                 1,892,806          82
     1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                                               1,716,290          74
     1,350M   Procter & Gamble Co., 4.85%, 2015                                                  1,352,155          58
       775M   Rubbermaid, Inc., 6.6%, 2006                                                         792,080          34
     1,415M   Unilever Capital Corp., 6.875%, 2005                                               1,418,117          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,237,846         398
----------------------------------------------------------------------------------------------------------------------
              Energy--1.1%
       500M   Mobil Corp., 8.625%, 2021                                                            704,394          30
       975M   Sunoco, Inc., 9.375%, 2016                                                         1,004,191          43
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    822,578          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,531,163         109
----------------------------------------------------------------------------------------------------------------------
              Financial--5.7%
       875M   American General Finance Corp., 8.125%, 2009                                         971,505          42
       300M   Caterpillar Financial Services Corp., 4.6%, 2014                                     294,727          13
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
              CIT Group, Inc.:
      $300M     6.875%, 2009                                                                      $323,045         $14
     1,900M     7.75%, 2012                                                                      2,180,854          94
              ERAC USA Finance Enterprise Co.:
     1,775M     7.35%, 2008 +                                                                    1,882,616          81
     1,170M     8%, 2011 +                                                                       1,322,175          57
              General Electric Capital Corp.:
       850M     7.875%, 2006                                                                       881,142          38
       700M     8.5%, 2008                                                                         768,646          33
     1,000M     5.45%, 2013                                                                      1,036,798          45
     1,550M   General Motors Acceptance Corp., 7.75%, 2010                                       1,503,767          65
     1,825M   Household Finance Corp., 6.5%, 2008                                                1,917,741          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,083,016         565
----------------------------------------------------------------------------------------------------------------------
              Financial Services--11.0%
              Bank of America Corp.:
     1,017M     7.8%, 2010                                                                       1,136,129          49
       200M     7.4%, 2011                                                                         223,599          10
              Bank One Corp.:
     1,165M     7.6%, 2007                                                                       1,215,808          52
       700M     7.875%, 2010                                                                       791,485          34
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  785,848          34
     1,750M   Comerica, 7.125%, 2013                                                             1,863,622          80
     1,200M   First Union National Bank, 7.8%, 2010                                              1,363,178          59
     1,000M   Fleet Capital Trust II, 7.92%, 2026                                                1,070,470          46
     1,500M   Florida Windstorm Underwriting Assoc.,
                7.125%, 2019 +                                                                   1,752,858          76
     1,200M   Greenpoint Bank, 9.25%, 2010                                                       1,427,075          62
       775M   Huntington National Bank, 8%, 2010                                                   869,920          38
       795M   Manufacturers & Traders Trust Co., 8%, 2010                                          913,679          39
     1,875M   MetLife, Inc., 5%, 2015                                                            1,854,330          80
     1,200M   National City Bank of Pennsylvania,
                7.25%, 2011                                                                      1,346,051          58
     1,450M   Nationsbank Corp., 7.8%, 2016                                                      1,768,508          76
       288M   NBD Bancorp, Inc., 7.125%, 2007                                                      298,752          13
     1,298M   Republic NY Corp., 7.75%, 2009                                                     1,424,010          61
     1,600M   Royal Bank of Scotland Group PLC, 5%, 2014                                         1,612,077          70
              U.S. Bank NA:
       600M     4.95%, 2014                                                                        601,723          26
       900M     6.3%, 2014                                                                         984,771          43
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services (continued)
              Washington Mutual, Inc.:
    $1,825M     8.25%, 2010                                                                     $2,049,939         $88
       250M     4.625%, 2014                                                                       239,654          10
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,593,486       1,104
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.6%
       910M   Bottling Group, LLC Series "B", 5%, 2013                                             925,427          40
              Coca-Cola Enterprises, Inc.:
     1,050M     7.125%, 2009                                                                     1,145,749          50
     1,355M     7.125%, 2017                                                                     1,588,980          69
     1,745M   Conagra Foods, Inc., 6.75%, 2011                                                   1,878,648          81
       700M   Hershey Foods Corp., 6.7%, 2005                                                      700,000          30
     1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                               1,214,892          52
       900M   Philip Morris Companies, Inc., 6.95%, 2006                                           913,687          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,367,383         361
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--3.1%
     2,000M   CVS Corp., 4.875%, 2014                                                            1,961,614          85
     1,550M   Delhaize America, Inc., 8.125%, 2011                                               1,687,659          73
     1,600M   Kroger Co., 7%, 2018                                                               1,755,342          76
              Safeway, Inc.:
       510M     7%, 2007                                                                           529,183          23
       450M     9.3%, 2007                                                                         471,656          20
       700M     6.5%, 2011                                                                         731,004          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,136,458         308
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.4%
     1,690M   International Paper Co., 6.75%, 2011                                               1,813,490          78
     1,725M   Sappi Papier Holding AG, 6.75%, 2012 +                                             1,756,961          76
              Weyerhaeuser Co.:
     1,100M     7.25%, 2013                                                                      1,215,456          52
       610M     7.5%, 2013                                                                         682,952          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,468,859         236
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.7%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         819,375          35
       750M   Park Place Entertainment Corp., 9.375%, 2007                                         793,125          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,612,500          69
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.4%
    $1,880M   Becton, Dickinson & Co., 7.15%, 2009                                              $2,051,101         $88
       900M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            898,269          39
     1,130M   Tenet Healthcare Corp., 6.375%, 2011                                               1,059,375          46
     1,500M   Wyeth, 6.95%, 2011                                                                 1,649,605          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,658,350         244
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.1%
       250M   First Data Corp., 4.7%, 2013                                                         245,369          11
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.4%
              Ingersoll-Rand Co.:
       875M     9%, 2021                                                                         1,217,578          53
     1,600M     4.75%, 2015                                                                      1,576,293          68
              United Technologies Corp.:
       900M     6.5%, 2009                                                                         958,470          41
     1,600M     7.125%, 2010                                                                     1,777,915          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,530,256         239
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.5%
              Comcast Cable Communications, Inc.:
     1,300M     8.375%, 2007                                                                     1,372,125          59
     2,000M     7.125%, 2013                                                                     2,228,908          96
              Cox Communications, Inc.:
       400M     4.625%, 2013                                                                       379,099          16
     1,000M     5.5%, 2015                                                                         995,819          43
       700M   PanAmSat Corp., 6.375%, 2008                                                         710,500          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,686,451         245
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--4.8%
     1,575M   AOL Time Warner, Inc., 6.875%, 2012                                                1,723,587          74
     1,480M   Cox Enterprises, Inc., 8%, 2007 +                                                  1,536,910          66
       500M   Houghton Mifflin Co., 7.2%, 2011                                                     519,375          22
              New York Times Co.:
       500M     6.95%, 2009                                                                        540,856          23
     1,900M     5%, 2015                                                                         1,890,762          82
              News America, Inc.:
       500M     5.3%, 2014                                                                         499,827          22
     1,600M     7.3%, 2028                                                                       1,781,338          77
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified (continued)
    $1,500M   Time Warner, Inc., 6.875%, 2018                                                   $1,658,546         $71
              Viacom, Inc.:
       500M     8.625%, 2012                                                                       579,744          25
       360M     8.875%, 2014                                                                       430,524          19
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,161,469         481
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--3.7%
              Alcan, Inc.:
     2,200M     4.5%, 2013                                                                       2,126,087          92
       425M     5%, 2015                                                                           418,740          18
     1,300M   Alcoa, Inc., 6%, 2012                                                              1,377,325          59
     1,112M   Hanson Australia Funding, Ltd., 5.25%, 2013                                        1,111,760          48
     1,846M   Hanson PLC, 7.875%, 2010                                                           2,071,345          89
     1,350M   Thiokol Corp., 6.625%, 2008                                                        1,408,177          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,513,434         367
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--6.5%
     1,654M   Archstone-Smith Trust, 7.9%, 2016                                                  1,898,751          82
              AvalonBay Communities, Inc.:
     1,900M     7.5%, 2010                                                                       2,118,293          91
       200M     6.625%, 2011                                                                       215,555           9
     1,800M   Boston Properties, Inc., 5%, 2015                                                  1,758,798          76
              Duke Weeks Realty Corp.:
     1,350M     7.75%, 2009                                                                      1,485,389          64
       200M     4.625%, 2013                                                                       192,220           8
              EOP Operating LP:
     1,705M     8.1%, 2010                                                                       1,915,225          83
       625M     7.25%, 2018                                                                        714,822          31
     1,900M   Mack-Cali Realty LP, 7.75%, 2011                                                   2,127,333          92
              Simon Property Group, Inc.:
     1,875M     7.875%, 2016 +                                                                   2,218,954          96
       425M     7.375%, 2018                                                                       491,910          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,137,250         653
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.1%
     1,750M   Federated Department Stores, Inc., 7.45%, 2017                                     2,007,463          86
       900M   Lowe's Companies, Inc., 8.25%, 2010                                                1,036,111          45
     1,675M   RadioShack Corp., 7.375%, 2011                                                     1,804,668          78
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise (continued)
              Target Corp.:
      $190M     5.375%, 2009                                                                      $194,529          $8
     1,620M     7.5%, 2010                                                                       1,816,563          78
              Wal-Mart Stores, Inc.:
       850M     8%, 2006                                                                           874,866          38
     1,800M     4.125%, 2011                                                                     1,752,964          76
       100M     4.5%, 2015                                                                          96,941           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,584,105         413
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--3.0%
     1,200M   Deutsche Telekom AG, 8.5%, 2010                                                    1,361,818          59
              GTE Corp.:
       909M     6.84%, 2018                                                                      1,013,580          44
       500M     7.9%, 2027                                                                         533,598          23
              Sprint Capital Corp.:
     1,325M     6.375%, 2009                                                                     1,392,303          60
       900M     6.9%, 2019                                                                       1,009,871          43
       800M   Verizon New York, Inc., 6.875%, 2012                                                 856,961          37
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   837,345          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,005,476         302
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.8%
              Burlington Northern Santa Fe Corp.:
     1,125M     7.125%, 2010                                                                     1,245,341          54
       700M     6.75%, 2011                                                                        762,705          33
     1,000M     8.125%, 2020                                                                     1,271,320          55
       600M   Caliber System, Inc., 7.8%, 2006                                                     613,568          27
       850M   Canadian National Railway Co., 7.375%, 2031                                        1,072,779          46
       650M   FedEx Corp., 3.5%, 2009                                                              625,065          27
       800M   Norfolk Southern Corp., 7.7%, 2017                                                   973,809          42
     1,700M   Union Pacific Corp., 7.375%, 2009                                                  1,856,981          80
       300M   Union Pacific Railroad, 7.28%, 2011                                                  334,270          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,755,838         378
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.6%
       700M   Arizona Public Service Co., 5.5%, 2035                                               685,480          30
     1,350M   Carolina Power & Light, Inc., 5.15%, 2015                                          1,354,717          58
       500M   Cogentrix Energy, Inc., 8.75%, 2008 +                                                560,202          24
       700M   Columbia Energy Group, 6.8%, 2005                                                    702,625          30
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Consumers Energy Co.:
      $735M     6.375%, 2008                                                                      $760,025         $33
     1,800M     6.875%, 2018                                                                     2,037,157          88
     1,450M   Dominion Resources, Inc., 5%, 2013                                                 1,431,978          62
       720M   DPL, Inc., 6.875%, 2011                                                              779,400          34
     1,650M   Duke Capital Corp., 8%, 2019                                                       2,007,938          87
     1,371M   Eastern Energy, Ltd., 6.75%, 2006 +                                                1,403,273          61
       795M   El Paso Energy Corp., 7.375%, 2012                                                   802,950          35
       500M   Entergy Gulf States, Inc., 6.2%, 2033                                                469,207          20
     1,325M   Jersey Central Power & Light, 5.625%, 2016                                         1,375,432          59
       700M   Michigan Consolidated Gas Co., 7.06%, 2012                                           783,927          34
       547M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          546,659          24
              Nisource Finance Corp.:
     1,200M     7.875%, 2010                                                                     1,350,583          58
       600M     5.4%, 2014                                                                         605,099          26
     1,400M   OGE Energy Corporation, 5%, 2014                                                   1,374,335          59
     1,350M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,426,263          61
       775M   PSI Energy, Inc., 8.85%, 2022                                                      1,047,279          45
     1,510M   Public Service Electric & Gas Co., 6.75%, 2016                                     1,712,725          74
       400M   South Carolina Electric & Gas Co., 6.7%, 2011                                        437,270          19
       900M   Wisconsin Power & Light Co., 7%, 2007                                                931,619          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,586,143       1,061
----------------------------------------------------------------------------------------------------------------------
              Waste Management--1.3%
              Allied Waste NA, Inc.:
       750M     8.875%, 2008                                                                       785,625          34
       500M     5.75%, 2011                                                                        468,750          20
              Waste Management, Inc.:
     1,400M     6.875%, 2009                                                                     1,490,756          65
       300M     7.375%, 2010                                                                       330,234          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,075,365         133
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $183,304,944)                                             187,720,420       8,097
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--5.7%
              Fannie Mae:
    $1,600M     6.125%, 2012                                                                    $1,739,328         $75
     1,287M     5%, 2016                                                                         1,262,138          54
     2,000M     5%, 2017                                                                         1,963,356          85
              Federal Home Loan Bank:
     1,900M     4.91%, 2012                                                                      1,878,606          81
     1,000M     7.23%, 2015                                                                      1,124,996          48
              Freddie Mac:
     1,400M     4.6%, 2018                                                                       1,345,978          58
       900M     5%, 2018                                                                           875,237          38
              Tennessee Valley Authority:
     1,300M     5.375%, 2008                                                                     1,336,204          58
     1,400M     6.25%, 2017                                                                      1,592,158          69
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $13,146,449)                                                                              13,118,001         566
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.4%
              U.S. Treasury Notes:
     1,800M     5.875%, 2005                                                                     1,805,344          78
     3,500M     6.625%, 2007                                                                     3,636,857         157
     2,100M     5.625%, 2008                                                                     2,174,731          94
     1,300M     6%, 2009                                                                         1,382,927          59
     3,300M     6.5%, 2010                                                                       3,596,743         155
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $12,794,974)                                   12,596,602         543
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--2.9%
              Real Estate--.6%
     1,244M   FDA Queens LP, 6.99%, 2017 +                                                       1,382,707          60
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.3%
       647M   American Airlines, Inc., 7.377%, 2019                                                458,477          20
       446M   Canadian National Railway Co., 7.195%, 2016                                          517,356          22
     1,498M   Continental Airlines, Inc., 8.388%, 2020                                           1,294,028          56
     1,354M   FedEx Corp., 7.5%, 2018                                                            1,530,845          66
       691M   Northwest Airlines, Inc., 8.072%, 2019                                               693,395          30
       825M   Southwest Airlines Co., 6.126%, 2006                                                 832,549          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,326,650         230
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $7,110,079)                                       6,709,357         290
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.7%
              Housing
              Virginia State Housing Development Authority:
      $800M     Series "A", 6.51%, 2019                                                           $844,168         $36
       710M     Series "M", 7%, 2022                                                               770,194          34
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,466,067)                                                 1,614,362          70
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.0%
       500M   ChevronTexaco Corp., 3.7%, 10/4/05                                                   499,846          22
              General Electric Capital Corp.:
     2,500M     3.72%, 11/1/05                                                                   2,491,987         107
     1,000M     3.58%, 11/1/05                                                                     996,783          43
       750M   Prudential Funding Corp., 3.6%, 10/6/05                                              749,624          32
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $4,738,240)                                      4,738,240         204
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--.4%
     1,000M   Freddie Mac, 3.5%, 10/4/05 (cost $999,708)                                           999,708          43
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $223,560,461)                                        98.1%    227,496,690       9,813
Other Assets, Less Liabilities                                                         1.9       4,331,256         187
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $231,827,946     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4)

See notes to financial statements


Portfolio Managers' Letter
FIRST INVESTORS FUND FOR INCOME, INC.

Dear Investor:

This is the annual report for the First Investors Fund For Income for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 3.8% for Class A shares and 2.7% for Class B shares, including dividends of 22.8 cents per share on Class A shares and
20.4 cents per share on Class B shares.

The two most important factors driving the Fund's performance during the reporting period were the overall performance of the high yield market, and the bankruptcy of auto parts maker Collins & Aikman, a large position in the Fund.

After posting strong returns for the past two fiscal years and continuing into the first fiscal quarter this year, the tide turned for the high yield bond sector. After the lengthy run-up, high yield valuations reached a point at which they were due for a correction, which has occurred over the past three quarters. Compounding the correction was the poor performance of the Treasury market. Economic and credit trends generally remained favorable, but investors worried about the credit cycle following the downgrades by the ratings agencies of GM and Ford and the high profile bankruptcies of Delta Air Lines, Northwest Airlines and Delphi Corporation.

The most significant negative contributor to the Fund's performance was the investment in Collins & Aikman, which filed for bankruptcy. A top performer last year, Collins & Aikman faced a liquidity crisis after its primary customers GM and Ford were downgraded to high yield. Additionally hurting performance were several companies that failed to meet expectations. Delco Remy, also an auto parts supplier, suffered from difficulties in integrating an acquisition and from general weakness in the auto sector. Adelphia Communications traded off with the cable sector on concerns about increased competition from telecommunication providers. Merisant, a manufacturer and marketer of tabletop sweetener products, performed poorly as its Equal sweetener product continued to lose market share to Splenda.

Aiding the Fund's performance were investments in special situations and the continued overweight of the chemical and energy sectors in anticipation of continued strong cyclical results. Special situations included investments in Charter Communications, which benefited from a debt exchange and Land O'Lakes, which is expected to use proceeds from an IPO of an investment to reduce debt. Chemical suppliers Texas Petrochemicals and Resolution Performance Products posted strong results as the chemical cycle moves towards a peak. High oil and natural gas prices aided the performance of El Paso Production Holdings, an exploration and production company.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ RICHARD T. BOURKE

Richard T. Bourke
Co-Portfolio Manager

/s/ GREG MILLER

Greg Miller
Co-Portfolio Manager

October 31, 2005

Fund Expenses
FIRST INVESTORS FUND FOR INCOME, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------------------------------------------
                                                  Beginning                Ending
                                                   Account                 Account                Expenses Paid
                                                    Value                  Value                  During Period
                                                   (4/1/05)               (9/30/05)             (4/1/05-9/30/05)*
-----------------------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00               $1,021.01                    $6.74
Hypothetical
 (5% annual return before expenses)               $1,000.00               $1,018.40                    $6.73
-----------------------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00               $1,013.80                   $10.25
Hypothetical
 (5% annual return before expenses)               $1,000.00               $1,014.89                   $10.25
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.33% for Class A shares and 2.03% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Staples                            23.3%
Consumer Discretionary                      22.3%
Materials                                   13.3%
Energy                                       8.8%
Health Care                                  8.3%
Industrials                                  8.1%
Financials                                   3.5%
Telecommunication Services                   3.4%
US Government Obligations                    0.8%
Information Technology                       0.3%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS FUND FOR INCOME, INC.

Comparison of change in value of $10,000 investment in the First Investors Fund For Income, Inc. (Class A shares) and the CS First Boston High Yield Index II.

First Investors Fund For Income
Graph Plot Points
for the periods Ended 9/30/05

                      Income            CSFB
                        Fund           Index
Dec-95               $ 9,425         $10,000
Dec-96                10,693          11,303
Dec-97                12,043          12,683
Sep-98                12,101          12,380
Sep-99                12,480          12,935
Sep-00                12,787          13,125
Sep-01                11,483          12,522
Sep-02                11,308          12,879
Sep-03                14,224          16,492
Sep-04                15,938          18,689
Sep-05                16,542          19,868

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year               3.79%           (2.06%)
  Five Years             5.28%            4.05%
  Ten Years              6.17%            5.54%
  S.E.C. 30-Day Yield            6.65%
Class B Shares
  One Year               2.68%           (1.32%)
  Five Years             4.54%            4.20%
  Ten Years              5.68%            5.68%
  S.E.C. 30-Day Yield            6.36%

The graph compares a $10,000 investment in the First Investors Fund For Income, Inc. (Class A shares) beginning 12/31/95 with a theoretical investment in the CS First Boston High Yield Index II (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 9/30/05, the Index consisted of 1,468 different issues, most of which were cash pay, but also included in the Index were zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which were in default. As of 9/30/05, approximately 3.10% of the market value of the Index was in default. The bonds included in the Index had an average maturity of 7.7 years, an average duration of 4.3 years and an average coupon of 8.52%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. CS First Boston High Yield Index II figures are from CS First Boston Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--89.0%
              Aerospace/Defense--3.1%
    $3,450M   Alliant Techsystems, Inc., 8.5%, 2011                                             $3,648,375         $60
     5,250M   DRS Technologies, Inc., 6.875%, 2013                                               5,092,500          84
     6,000M   Dyncorp International, 9.5%, 2013 +                                                6,300,000         104
     1,747M   GenCorp, Inc., 9.5%, 2013                                                          1,923,884          31
     1,600M   L-3 Communications Corp., 7.625%, 2012                                             1,688,000          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,652,759         307
----------------------------------------------------------------------------------------------------------------------
              Automotive--6.2%
     2,700M   Accuride Corp., 8.5%, 2015                                                         2,659,500          44
              Asbury Automotive Group, Inc.:
     3,400M     9%, 2012                                                                         3,434,000          57
     5,400M     8%, 2014                                                                         5,157,000          85
     4,208M   Cambridge Industries Liquidating Trust, 2007 ++ **                                    42,084           1
     3,750M   Collins & Aikman Products Co., 10.75%, 2011 ++                                     1,668,750          27
     5,450M   Dana Corp., 9%, 2011                                                               5,540,377          91
              Delco Remy International, Inc.:
     5,800M     11%, 2009                                                                        3,799,000          63
     3,250M     9.375%, 2012                                                                     1,836,250          30
     2,000M   Navistar International Corp., 6.25%, 2012                                          1,910,000          31
     2,500M   Special Devices, Inc., 11.375%, 2008                                               2,187,500          36
       500M   Tenneco Automotive, Inc., 8.625%, 2014                                               506,250           8
     4,693M   TRW Automotive, Inc., 9.375%, 2013                                                 5,115,370          84
     3,600M   United Components, Inc., 9.375%, 2013                                              3,600,000          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                37,456,081         616
----------------------------------------------------------------------------------------------------------------------
              Chemicals--11.1%
     1,940M   BCP Crystal US Holdings Corp., 9.625%, 2014                                        2,167,950          36
     3,500M   Equistar Chemicals LP, 10.625%, 2011                                               3,832,500          63
     2,200M   Ethyl Corp., 8.875%, 2010                                                          2,318,250          38
     6,550M   Huntsman International, LLC, 7.375%, 2015 +                                        6,304,375         104
              Huntsman, LLC:
     1,636M     11.625%, 2010                                                                    1,877,310          31
     2,765M     11.5%, 2012                                                                      3,172,838          52
     7,000M   IMC Global, Inc., 10.875%, 2013                                                    8,295,000         137
              Lyondell Chemical Co.:
     1,000M     9.625%, 2007                                                                     1,055,000          17
     8,000M     10.875%, 2009                                                                    8,280,000         136
     4,375M   Millennium America, Inc., 9.25%, 2008                                              4,725,000          78
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
    $4,900M   Omnova Solutions, Inc., 11.25%, 2010                                              $5,267,500         $87
     1,000M   PQ Corp., 7.5%, 2013 +                                                               975,000          16
     8,150M   Resolution Performance Products, LLC,
                13.5%, 2010                                                                      8,700,125         143
     2,250M   Southern States Cooperative, Inc., 10.5%, 2010 +                                   2,373,750          39
     5,526M   Terra Capital, Inc., 11.5%, 2010                                                   6,354,900         105
       622M   Texas Petrochemicals Corp., 7.25%, 2009                                            1,309,310          22
       592M   Westlake Chemical Corp., 8.75%, 2011                                                 640,840          10
----------------------------------------------------------------------------------------------------------------------
                                                                                                67,649,648       1,114
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.9%
     1,700M   Broder Brothers Co., 11.25%, 2010                                                  1,691,500          28
     4,000M   GFSI, Inc., 9.625%, 2007                                                           3,660,000          60
              Levi Strauss & Co.:
     4,600M     8.254%, 2012 ***                                                                 4,611,500          76
     4,000M     9.75%, 2015                                                                      4,100,000          67
     7,200M   Playtex Products, Inc., 9.375%, 2011                                               7,551,000         125
     2,500M   Remington Arms Co., 10.5%, 2011                                                    2,387,500          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,001,500         395
----------------------------------------------------------------------------------------------------------------------
              Energy--8.7%
     7,000M   Bluewater Finance, Ltd., 10.25%, 2012                                              7,630,000         126
              Chesapeake Energy Corp.:
     1,800M     7.5%, 2014                                                                       1,930,500          32
     4,350M     6.625%, 2016                                                                     4,426,125          73
       750M   Compagnie Generale de Geophysique,
                7.5%, 2015 +                                                                       783,750          13
     4,250M   Delta Petroleum Corp., 7%, 2015                                                    4,080,000          67
     4,075M   Dresser, Inc., 9.375%, 2011                                                        4,319,500          71
    13,750M   El Paso Production Holding Co., 7.75%, 2013                                       14,437,500         238
     1,800M   Energy Partners, Ltd., 8.75%, 2010                                                 1,890,000          31
              Giant Industries, Inc.:
     5,493M     11%, 2012                                                                        6,207,090         102
     4,150M     8%, 2014                                                                         4,357,500          72
     1,000M   Hanover Compressor Co. Zero Coupon,
                2007 (effective yield 11.37%) ##                                                   905,000          15
       250M   Hornbeck Offshore Services, Inc., 6.125%, 2014                                       249,375           4
     1,750M   Tesoro Petroleum Corp., 9.625%, 2008                                               1,840,563          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                53,056,903         874
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services--1.8%
    $8,613M   Dow Jones CDX, High Yield, Trust 1, Series 4,
                8.25%, 2010 +                                                                   $8,569,935        $141
     2,410M   Targeted Return Index Securities Trust,
                7.651%, 2015 + ***                                                               2,459,038          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,028,973         181
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.2%
              Land O'Lakes, Inc.:
     1,800M     9%, 2010                                                                         1,993,500          33
     7,300M     8.75%, 2011                                                                      7,683,250         125
     1,800M   Pierre Foods, Inc., 9.875%, 2012                                                   1,863,000          31
              Pilgrim's Pride Corp.:
     1,550M     9.625%, 2011                                                                     1,674,000          28
       150M     9.25%, 2013                                                                        165,750           3
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,379,500         220
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.7%
     6,250M   Ingles Markets, Inc., 8.875%, 2011                                                 6,343,750         104
     3,500M   Roundy's, Inc., 8.875%, 2012                                                       3,885,000          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,228,750         168
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--1.2%
     4,300M   Stone Container Corp., 9.75%, 2011                                                 4,386,000          72
              Tekni-Plex, Inc.:
     1,900M     12.75%, 2010                                                                     1,064,000          18
     2,000M     8.75%, 2013 +                                                                    1,720,000          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,170,000         118
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--4.3%
     4,250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                     4,462,500          73
       500M   Herbst Gaming, Inc., 8.125%, 2012                                                    525,000           9
     1,800M   Isle of Capri Casinos, Inc., 7%, 2014                                              1,734,750          29
     2,600M   Mandalay Resort Group, 6.375%, 2011                                                2,593,500          43
     6,960M   MGM Mirage, Inc., 6.625%, 2015 +                                                   6,916,500         114
              Park Place Entertainment Corp.:
     3,500M     9.375%, 2007                                                                     3,701,250          61
     5,000M     7%, 2013                                                                         5,430,825          89
       500M   Station Casinos, Inc., 6.875%, 2016 +                                                509,375           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,873,700         426
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.3%
      $450M   Alliance Imaging, Inc., 7.25%, 2012                                                 $414,000          $7
     4,000M   Encore Medical IHC, Inc., 9.75%, 2012                                              4,000,000          66
     3,480M   Fisher Scientific International, Inc.,
                6.125%, 2015 +                                                                   3,506,100          58
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2008 ++**                                        2,750          --
              HCA, Inc.:
     4,350M     5.25%, 2008                                                                      4,295,307          71
     6,100M     6.75%, 2013                                                                      6,237,268         103
     4,000M   Insight Health Services Corp., 9.875%, 2011                                        3,250,000          52
     4,500M   MedQuest, Inc., 11.875%, 2012                                                      4,770,000          79
     2,800M   Owens & Minor, Inc., 8.5%, 2011                                                    2,989,000          49
     3,600M   PerkinElmer, Inc., 8.875%, 2013                                                    3,960,000          65
     1,725M   Quintiles Transnational Corp., 10%, 2013                                           1,949,250          32
       900M   Res-Care, Inc., 7.75%, 2013 +                                                        909,000          15
              Tenet Healthcare Corp.:
    12,400M     6.375%, 2011                                                                    11,625,000         191
     2,250M     9.25%, 2015 +                                                                    2,283,750          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                50,191,425         826
----------------------------------------------------------------------------------------------------------------------
              Housing--4.3%
     4,360M   Beazer Homes USA, Inc., 6.875%, 2015 +                                             4,251,000          70
     4,350M   Builders FirstSource, Inc., 8.04%, 2012 + ***                                      4,415,250          73
     4,050M   Integrated Electrical Services, Inc., 9.375%, 2009                                 3,341,250          55
       900M   NTK Holdings, Inc., 0%-10.75%, 2014 #                                                508,500           8
     7,700M   Ply Gem Industries, Inc., 9%, 2012                                                 6,506,500         107
              William Lyon Homes, Inc.:
     4,500M     7.625%, 2012                                                                     4,286,250          71
     2,700M     10.75%, 2013                                                                     2,922,750          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,231,500         432
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.3%
     3,000M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                        1,875          --
              Iron Mountain, Inc.:
     1,000M     8.625%, 2013                                                                     1,052,500          17
     1,000M     6.625%, 2016                                                                       945,000          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,999,375          33
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.7%
    $1,508M   Finova Group, Inc., 7.5%, 2009                                                      $595,660         $10
     3,400M   General Motors Acceptance Corp., 4.5%, 2006                                        3,375,146          56
     5,500M   LaBranche & Co., Inc., 11%, 2012                                                   6,105,000         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,075,806         166
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--1.4%
       500M   Columbus McKinnon Corp., 10%, 2010                                                   548,750           9
     2,500M   Itron, Inc., 7.75%, 2012                                                           2,600,000          43
              Wolverine Tube, Inc.:
     3,500M     7.375%, 2008 +                                                                   3,027,500          50
     2,500M     10.5%, 2009                                                                      2,381,250          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,557,500         141
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--3.9%
       650M   Block Communications, Inc., 9.25%, 2009                                              692,250          11
     8,920M   Clear Channel Communications, Inc., 5.5%, 2014                                     8,612,581         142
     5,000M   Nexstar Finance Holding, LLC, 0%-11.375%, 2013 #                                   3,725,000          61
       450M   Nexstar Finance, Inc., 7%, 2014                                                      407,250           7
     3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                     3,165,000          52
              Young Broadcasting, Inc.:
     2,920M     10%, 2011                                                                        2,774,000          46
     4,900M     8.75%, 2014                                                                      4,373,250          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,749,331         391
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--11.0%
     8,745M   Adelphia Communications Corp., 10.25%, 2011 ++                                     6,689,925         110
     6,250M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                      5,937,500          98
    13,375M   Cablevision Systems Corp., 8%, 2012                                               13,040,625         215
              Charter Communications Holdings, LLC:
     8,500M     10%, 2009                                                                        7,373,750         121
     1,000M     10.75%, 2009                                                                       885,000          15
     2,000M     10.25%, 2010                                                                     1,670,000          27
     7,250M     0%-11.75%, 2011 #                                                                5,220,000          86
     2,000M     8%, 2012 +                                                                       2,025,000          33
     4,625M   CSC Holdings, Inc., 8.125%, 2009                                                   4,682,813          77
     8,690M   Echostar DBS Corp., 6.375%, 2011                                                   8,657,413         142
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV (continued)
              Mediacom LLC/Mediacom Capital Corp.:
    $4,000M     7.875%, 2011                                                                    $3,800,000         $63
     2,000M     9.5%, 2013                                                                       1,995,000          33
     4,300M   Quebecor Media, Inc., 11.125%, 2011                                                4,719,250          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                66,696,276       1,098
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--4.1%
     5,200M   Cenveo, Inc., 7.875%, 2013                                                         5,044,000          83
     1,500M   R.H. Donnelley Financial Corp., 10.875%, 2012 +                                    1,691,250          28
              Six Flags, Inc.:
     2,500M     8.875%, 2010                                                                     2,487,500          41
     1,800M     9.625%, 2014                                                                     1,782,000          29
     9,745M   Speedway Motorsports, Inc., 6.75%, 2013                                           10,049,531         165
     3,400M   Universal City Development Partners, Ltd.,
                11.75%, 2010                                                                     3,859,000          64
       250M   Universal City Florida Holding Co., 7.96%, 2010 ***                                  260,625           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,173,906         414
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.3%
     3,000M   Murrin Murrin Holdings Property, Ltd.,
                9.375%, 2007 ++ **                                                                      --          --
     1,740M   Russell Metals, Inc., 6.375%, 2014                                                 1,705,200          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,705,200          28
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--2.7%
     9,000M   Gregg Appliances, Inc., 9%, 2013 +                                                 8,505,000         140
     1,800M   GSC Holdings Corp., 7.875%, 2011 + ***                                             1,811,250          30
     6,100M   Neiman Marcus Group, Inc., 10.375%, 2015 +                                         6,100,000         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,416,250         270
----------------------------------------------------------------------------------------------------------------------
              Services--3.2%
              Allied Waste NA, Inc.:
     3,450M     5.75%, 2011                                                                      3,234,375          53
     1,847M     9.25%, 2012                                                                      2,008,613          33
     1,800M     7.875%, 2013                                                                     1,845,000          31
     6,000M     7.375%, 2014                                                                     5,670,000          93
     1,680M   Hydrochem Industrial Services, Inc., 9.25%, 2013 +                                 1,572,900          26
     5,000M   United Rentals, Inc., 6.5%, 2012                                                   4,850,000          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,180,888         316
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
    $6,050M   E. Spire Communications, Inc., 13%, 2005 ++ **                                          $605         $--
     2,400M   ICG Services, Inc., 10%, 2008 ++ **                                                    1,500          --
              XO Communications, Inc.:
     7,000M     12.5%, 2006 ++ **                                                                    4,375          --
     2,750M     9.45%, 2008 ++ **                                                                    1,719          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     8,199          --
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.3%
     1,750M   American Commercial Lines, LLC, 9.5%, 2015                                         1,898,750          31
     2,700M   General Maritime Corp., 10%, 2013                                                  2,983,500          49
       500M   Great Lakes Dredge & Dock Corp., 7.75%, 2013                                         461,250           8
     1,750M   Overseas Shipholding Group, Inc., 8.25%, 2013                                      1,890,000          31
       500M   Titan Petrochemicals Group, Ltd., 8.5%, 2012 +                                       483,750           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,717,250         127
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
     5,500M   AES Drax Energy, Ltd., 11.5%, 2010 ++                                                 12,375          --
              Pacific Energy Partners, LP:
     1,000M     7.125%, 2014                                                                     1,042,500          17
       250M     6.25%, 2015 +                                                                      251,875           4
       250M   Reliant Energy, Inc., 6.75%, 2014                                                    246,875           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,553,625          25
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--2.1%
     5,000M   Nextel Communications, Inc., 5.95%, 2014                                           5,125,140          85
     2,600M   Rogers Wireless, Inc., 6.375%, 2014                                                2,626,000          43
     6,120M   Triton Communications, LLC, 9.375%, 2011                                           5,049,000          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,800,140         211
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $567,793,644)                                             540,554,485       8,897
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--2.1%
              Automotive--.0%
    37,387  * Safelite Glass Corporation - Class "B" + **                                          140,575           3
     2,523    Safelite Realty Corporation **                                                        19,654          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   160,229           3
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
  Shares,                                                                                                     Invested
Principal                                                                                                     For Each
Amount or                                                                                                   $10,000 of
 Warrants     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.6%
   181,689  * Texas Petrochemicals Corporation **                                               $3,642,864         $60
    14,634  * Texas Petrochemicals Corporation **                                                  220,059           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,862,923          64
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.0%
    25,200  * Worldtex, Inc. **                                                                        252          --
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.3%
   111,700    Ingles Markets, Inc.                                                               1,764,860          29
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.2%
   304,197  * RCN Corporation                                                                    6,455,060         106
     9,300  * RCN Corporation **                                                                        93          --
    11,620  * TelCove, Inc. + **                                                                   639,100          11
     2,533  * Viatel Holding (Bermuda), Ltd. **                                                          8          --
    18,224  * World Access, Inc.                                                                        13          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,094,274         117
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $20,839,605)                                                 12,882,538         213
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.8%
    $5,000M   U.S. Treasury Notes, 7%, 2006 (cost $5,037,409)                                    5,110,940          84
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) + **                                   30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
              Safelite Glass Corp.:
    91,625  * Class "A" (expiring 9/29/06) + **                                                        916          --
    61,084  * Class "B" (expiring 9/29/07) + **                                                        611          --
----------------------------------------------------------------------------------------------------------------------
            1,527--
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.0%
    54,020  * Loral Cyberstar, Inc. (expiring 12/26/06) **                                              --          --
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
 Warrants,                                                                                                    Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.1%
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10) + **                                            $--         $--
     5,600  * Powertel, Inc. (expiring 2/1/06) **                                                  192,512           3
     9,045  * TelCove, Inc. (expiring 4/8/08) + **                                                 183,885           3
----------------------------------------------------------------------------------------------------------------------
                                                                                                   376,397           6
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,310,832)                                                          377,954           6
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Consumer Non-Durables
     7,714  * Worldtex, Inc., 12%, 2049 (cost $527,885) **                                              77          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--4.0%
    $6,000M   Federal Home Loan Bank, 3.63%, 10/12/05                                            5,993,343          99
    18,500M   Freddie Mac, 3.5%, 10/4/05                                                        18,494,592         304
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations
(cost $24,487,935)                                                                              24,487,935         403
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.7%
     4,000M   ChevronTexaco Corp., 3.7%, 10/4/05                                                 3,998,766          66
              General Electric Capital Corp.:
     1,000M     3.61%, 11/1/05                                                                     996,882          16
     6,600M     3.72%, 11/1/05                                                                   6,578,836         108
     2,250M     3.73%, 11/1/05                                                                   2,242,761          37
     8,500M   Prudential Funding Corp., 3.6%, 10/6/05                                            8,495,740         140
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $22,312,985)                                    22,312,985         367
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $646,310,295)                                     99.7%       605,726,914       9,970
Other Assets, Less Liabilities                                                       .3          1,834,750          30
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%      $607,561,664     $10,000
======================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4)

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest Rates on Adjustable Rate Bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on September 30, 2005.

  # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date).

 ## Zero coupon bond reflecting effective yield on the date of purchase.

See notes to financial statements


Portfolio Composition (Unaudited)
FIRST INVESTORS FUND FOR INCOME, INC.

The dollar weighted average of credit ratings of all bonds held by the Fund during the fiscal year ended September 30, 2005 and the dollar weighted average of the total of the Fund's investments in zero coupon bonds and step bonds during the 2005 fiscal year, computed on a monthly basis, are set forth below. This information reflects the average composition of the Fund's assets during the 2005 fiscal year and is not necessarily representative of the Fund as of the end of its 2005 fiscal year, the current fiscal year or at any other time in the future.

------------------------------------------------------------------
                                           Comparable Quality of
                              Rated by     Unrated Securities to
                               Moody's     Bonds Rated by Moody's
------------------------------------------------------------------
AAA                            0.87%              0.00%
A                              0.10               0.00
Baa1                           0.19               0.00
Baa2                           0.33               0.00
Baa3                           0.59               0.00
Ba1                            2.90               0.00
Ba2                            4.58               0.00
Ba3                            7.65               0.00
B1                             5.94               0.27
B2                            15.91               0.00
B3                            30.42               0.14
Ba                             0.00               0.67
B                              0.00               3.86
Caa1                          12.75               0.39
Caa2                           3.67               0.00
Caa3                           0.90               0.00
Caa                            0.00               1.53
Ca                             3.62               2.37
C                              0.00               0.18
------------------------------------------------------------------
Step Bonds                     1.56%
Zero Coupon Bonds              0.50%

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS
September 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                                              CASH                     INVESTMENT
                                                                        MANAGEMENT      GOVERNMENT          GRADE          INCOME
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                    $163,251,285    $197,531,015    $223,560,461    $646,310,295
                                                                      ============    ============    ============    ============

At value (Note 1A)                                                    $163,251,285    $196,071,901    $227,496,690    $605,726,914
Cash                                                                     1,881,126       1,466,933         548,617         829,967
Receivables:
Interest and dividends                                                     369,091         926,367       3,872,551      12,822,791
Shares sold                                                                     --         259,927         593,973         418,505
Investment securities sold                                                      --              --              --       2,067,617
Other assets                                                                33,953          38,257          10,955         266,139
                                                                      ------------    ------------    ------------    ------------
Total Assets                                                           165,535,455     198,763,385     232,522,786     622,131,933
                                                                      ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                                 --         996,076              --      12,545,895
Dividends payable                                                           17,543          93,592         148,712         788,322
Shares redeemed                                                            104,557         348,160         398,977         723,493
Accrued advisory fees                                                          170          76,476          85,440         365,370
Accrued shareholder servicing costs                                         59,850          32,287          39,926         104,868
Accrued expenses                                                            51,202          38,282          21,785          42,321
                                                                      ------------    ------------    ------------    ------------
Total Liabilities                                                          233,322       1,584,873         694,840      14,570,269
                                                                      ------------    ------------    ------------    ------------
Net Assets                                                            $165,302,133    $197,178,512    $231,827,946    $607,561,664
                                                                      ============    ============    ============    ============

Net Assets Consist of:
Capital paid in                                                       $165,302,133    $206,157,522    $236,097,490    $776,738,049
Undistributed net investment income (deficit)                                   --          39,006      (3,989,344)        552,379
Accumulated net realized loss on investments                                    --      (7,558,902)     (4,216,429)  (129,145,383)
Net unrealized appreciation (depreciation) in value of investments              --      (1,459,114)      3,936,229     (40,583,381)
                                                                      ------------    ------------    ------------    ------------
Total                                                                 $165,302,133    $197,178,512    $231,827,946    $607,561,664
                                                                      ============    ============    ============    ============
Net Assets:
Class A                                                               $162,119,410    $181,697,292    $203,450,422    $570,925,033
Class B                                                                $ 3,182,723    $ 15,481,220    $ 28,377,524    $ 36,636,631
Shares outstanding (Note 6):
Class A                                                                162,119,410      16,705,236      20,850,752     186,243,541
Class B                                                                  3,182,723       1,424,147       2,911,503      11,969,545

Net asset value and redemption price per share--Class A                     $ 1.00*         $10.88          $ 9.76          $ 3.07
                                                                      ============    ============    ============    ============
Maximum offering price per share--Class A
(Net asset value/.9425)**                                                      N/A          $11.54          $10.36          $ 3.26
                                                                      ============    ============    ============    ============
Net asset value and offering price per share--Class B (Note 6)              $ 1.00          $10.87          $ 9.75          $ 3.06
                                                                      ============    ============    ============    ============
 * Also maximum offering price per share

** On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Operations
FIRST INVESTORS
September 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                                              CASH                     INVESTMENT
                                                                        MANAGEMENT      GOVERNMENT          GRADE          INCOME
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income (Note 1F):
Interest                                                               $ 4,411,201     $ 9,596,084    $ 11,435,961    $ 52,700,779
Dividends                                                                       --              --              --         102,207
                                                                      ------------    ------------    ------------    ------------
Total Income                                                             4,411,201       9,596,084      11,435,961      52,802,986
                                                                      ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                                              847,685       1,967,403       1,616,522       4,446,555
Distribution plan expenses - Class A                                            --         451,618         466,141       1,717,577
Distribution plan expenses - Class B                                        27,729         160,933         290,798         392,939
Shareholder servicing costs                                                681,472         399,052         458,229       1,234,124
Professional fees                                                           37,711          51,819          40,476         101,792
Registration fees                                                           44,541          45,772          39,838          45,234
Custodian fees                                                              21,723          34,158          20,134          43,429
Reports to shareholders                                                     59,735          30,032          38,304         104,471
Directors/trustees' fees                                                     6,037           6,916           7,462          21,520
Other expenses                                                              58,614          52,667          57,468         132,676
                                                                      ------------    ------------    ------------    ------------
Total expenses                                                           1,785,247       3,200,370       3,035,372       8,240,317
Less: Expenses waived                                                     (560,300)       (904,958)       (428,379)             --
Expenses paid indirectly                                                   (10,362)        (10,887)        (19,110)        (24,168)
                                                                      ------------    ------------    ------------    ------------
Net expenses                                                             1,214,585       2,284,525       2,587,883       8,216,149
                                                                      ------------    ------------    ------------    ------------
Net investment income                                                    3,196,616       7,311,559       8,848,078      44,586,837
                                                                      ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investments                                         --         631,796        (267,229)     (6,651,104)
Net unrealized depreciation of investments                                      --      (3,730,063)     (5,240,595)    (17,110,814)
                                                                      ------------    ------------    ------------    ------------
Net loss on investments                                                         --      (3,098,267)     (5,507,824)    (23,761,918)
                                                                      ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations                   $ 3,196,616     $ 4,213,292     $ 3,340,254    $ 20,824,919
                                                                      ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------------
                                                                    CASH MANAGEMENT                  GOVERNMENT
                                                            ----------------------------    ----------------------------
Year Ended September 30                                             2005            2004            2005            2004
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                        $ 3,196,616       $ 879,808     $ 7,311,559     $ 7,330,747
Net realized gain (loss) on investments                               --              --         631,796        (341,641)
Net unrealized appreciation (depreciation) of investments             --              --      (3,730,063)     (1,302,024)
                                                            ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations           3,196,616         879,808       4,213,292       5,687,082
                                                            ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                               (3,155,474)       (879,808)     (8,125,876)     (8,259,090)
Net investment income - Class B                                  (41,142)             --        (602,132)       (695,693)
                                                            ------------    ------------    ------------    ------------
Total dividends                                               (3,196,616)       (879,808)     (8,728,008)     (8,954,783)
                                                            ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                    225,191,078     230,381,626      25,491,260      24,724,756
Reinvestment of dividends                                      3,105,081         866,316       6,993,703       7,024,588
Cost of shares redeemed                                     (237,177,113)   (239,688,565)    (25,500,703)    (34,302,401)
                                                            ------------    ------------    ------------    ------------
                                                              (8,880,954)     (8,440,623)      6,984,260      (2,553,057)
                                                            ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                      2,334,919       4,173,253       1,753,391       2,096,784
Reinvestment of dividends                                         37,941              --         561,459         646,291
Cost of shares redeemed                                       (4,412,048)     (4,756,069)     (3,303,272)     (6,503,702)
                                                            ------------    ------------    ------------    ------------
                                                              (2,039,188)       (582,816)       (988,422)     (3,760,627)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions              (10,920,142)     (9,023,439)      5,995,838      (6,313,684)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                        (10,920,142)     (9,023,439)      1,481,122      (9,581,385)
Net Assets
Beginning of year                                            176,222,275     185,245,714     195,697,390     205,278,775
                                                            ------------    ------------    ------------    ------------
End of year+                                                $165,302,133    $176,222,275    $197,178,512    $195,697,390
                                                            ============    ============    ============    ============

+Includes undistributed net investment income (deficit) of          $ --            $ --        $ 39,006        $ 47,109
                                                            ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                         225,191,078     230,381,626       2,313,120       2,210,207
Issued for dividends reinvested                                3,105,081         866,316         634,924         628,957
Redeemed                                                    (237,177,113)   (239,688,565)     (2,314,243)     (3,067,827)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding         (8,880,954)     (8,440,623)        633,801        (228,663)
                                                            ============    ============    ============    ============
Class B:
Sold                                                           2,334,919       4,173,253         159,145         187,448
Issued for dividends reinvested                                   37,941              --          51,004          57,886
Redeemed                                                      (4,412,048)     (4,756,069)       (299,862)       (581,334)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding         (2,039,188)       (582,816)        (89,713)       (336,000)
                                                            ============    ============    ============    ============





Statements of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------------------------------------------------------------------------------
                                                                   INVESTMENT GRADE                    INCOME
                                                            ----------------------------    ----------------------------
Year Ended September 30                                             2005            2004            2005            2004
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                        $ 8,848,078     $ 8,124,036    $ 44,586,837    $ 42,139,614
Net realized gain (loss) on investments                         (267,229)        302,465      (6,651,104)     (8,251,858)
Net unrealized appreciation (depreciation) of investments     (5,240,595)     (2,195,623)    (17,110,814)     30,961,559
                                                            ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations           3,340,254       6,230,878      20,824,919      64,849,315
                                                            ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                               (9,743,057)     (8,099,196)    (41,327,828)    (39,075,051)
Net investment income - Class B                               (1,311,803)     (1,336,388)     (2,541,843)     (2,588,132)
                                                            ------------    ------------    ------------    ------------
Total dividends                                              (11,054,860)     (9,435,584)    (43,869,671)    (41,663,183)
                                                            ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                     58,265,215      50,364,030      67,802,783      63,662,598
Reinvestment of dividends                                      8,182,635       6,793,101      31,078,336      28,659,730
Cost of shares redeemed                                      (25,999,627)    (28,437,258)    (66,983,667)    (62,497,536)
                                                            ------------    ------------    ------------    ------------
                                                              40,448,223      28,719,873      31,897,452      29,824,792
                                                            ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                      3,767,335       5,712,034       5,395,191       7,671,407
Reinvestment of dividends                                      1,150,885       1,164,424       1,872,646       1,824,251
Cost of shares redeemed                                       (5,209,093)     (7,346,111)     (9,509,080)     (7,724,800)
                                                            ------------    ------------    ------------    ------------
                                                                (290,873)       (469,653)     (2,241,243)      1,770,858
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions               40,157,350      28,250,220      29,656,209      31,595,650
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                         32,442,744      25,045,514       6,611,457      54,781,782
Net Assets
Beginning of year                                            199,385,202     174,339,688     600,950,207     546,168,425
                                                            ------------    ------------    ------------    ------------
End of year+                                                $231,827,946    $199,385,202    $607,561,664    $600,950,207
                                                            ============    ============    ============    ============

+Includes undistributed net investment income (deficit) of  $ (3,989,344)   $ (2,224,743)   $    552,379    $   (404,386)
                                                            ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                           5,849,008       4,971,218      21,460,627      20,179,230
Issued for dividends reinvested                                  822,105         671,503       9,902,008       9,084,550
Redeemed                                                      (2,611,201)     (2,815,735)    (21,309,546)    (19,825,583)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding          4,059,912       2,826,986      10,053,089       9,438,197
                                                            ============    ============    ============    ============
Class B:
Sold                                                             378,111         562,738       1,709,202       2,440,270
Issued for dividends reinvested                                  115,677         115,116         596,997         579,255
Redeemed                                                        (522,612)       (725,530)     (3,031,130)     (2,457,779)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding            (28,824)        (47,676)       (724,931)        561,746
                                                            ============    ============    ============    ============

See notes to financial statements


Notes to Financial Statements
September 30, 2005

1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund, and First Investors Fund For Income, Inc. ("Income Fund"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. First Investors Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At September 30, 2005, the Income Fund held twenty-four securities that were fair valued by its Valuation Committee with an aggregate value of $5,095,544 representing ..8% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2005, capital loss carryovers were as follows:

                                                  Year Capital Loss Carryovers Expire
             ----------------------------------------------------------------------------------------------------------
Fund                Total         2007         2008          2009          2010          2011         2012         2013
----                -----         ----         ----          ----          ----          ----         ----         ----
Government   $  6,938,282     $     --   $1,017,364   $ 2,144,197   $        --   $    54,921  $ 2,120,906  $ 1,600,894
Investment
  Grade         3,507,032           --           --     1,715,940        27,419       407,283    1,356,376           14
Income        123,088,445      842,581    1,832,458    13,810,649    18,563,112    52,099,335   25,740,298   10,200,012

C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

September 30, 2005


E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of First Investors Series Fund are allocated among and charged to the assets of each Fund in First Investors Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero-coupon bonds and step bonds is accrued daily at the effective interest rate. For the year ended September 30, 2005, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $55,544 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended September 30, 2005, the Funds expenses were reduced by $8,983 under these arrangements.

2. Security Transactions--For the year ended September 30, 2005, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations and short-term securities) were as follows:

                                                             Long-Term U.S.
                                   Securities        Government Obligations
                  ---------------------------   ---------------------------
                       Cost of       Proceeds        Cost of       Proceeds
Fund                 Purchases     from Sales      Purchases     from Sales
----              ------------   ------------   ------------   ------------
Government        $         --    $        --   $107,167,209    $93,325,653
Investment Grade    47,254,287     18,243,459     14,153,952      3,852,686
Income             245,125,781    225,866,868             --             --

At September 30, 2005, aggregate cost and net unrealized depreciation of securities for federal income tax purposes were as follows:

                                        Gross          Gross            Net
                     Aggregate     Unrealized     Unrealized     Unrealized
Fund                      Cost   Appreciation   Depreciation   Depreciation
----              ------------   ------------   ------------   ------------

Government        $197,531,015    $   328,884   $ (1,787,998)  $ (1,459,114)
Investment Grade   227,652,577      4,783,285     (4,939,172)      (155,887)
Income             648,251,465     20,649,783    (63,174,334)   (42,524,551)

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC"), their transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' retirement accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2005, total directors/trustees fees accrued by the Funds amounted to $41,935.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets. FIMCO has voluntarily waived $560,300 in advisory fees to limit the Fund's overall expense ratio to .70% on Class A shares and 1.45% on Class B shares.

Government Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived $904,958 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. FIMCO has voluntarily waived $428,379 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the year ended September 30, 2005, total advisory fees accrued to FIMCO by the Funds were $8,878,165 of which $1,893,637 was waived as noted above.

For the year ended September 30, 2005, FIC, as underwriter, received $5,004,578 in commissions from the sale of shares of the Funds after allowing $66,727 to other dealers. Shareholder servicing costs included $2,083,956 in transfer agent fees accrued to ADM and $398,812 in retirement accounts custodian fees accrued to FIFSB.

September 30, 2005


Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended September 30, 2005, the fees paid under the distribution plans by Government Fund and Investment Grade Fund were limited to .25% on Class A shares and 1% on Class B shares. The distribution fees paid by Cash Management Fund were limited to .75% on Class B shares.

4. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2005, Cash Management Fund held one 144A security with a value of $2,000,000 representing 1.2% of the Fund's net assets, Investment Grade Fund held nine 144A securities with an aggregate value of $13,816,656 representing 6.0% of the Fund's net assets and Income Fund held thirty-one 144A securities with an aggregate value of $78,710,465 representing 13.0% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At September 30, 2005, Cash Management Fund held seven Section 4(2) securities with an aggregate value of $32,960,349 representing 19.9% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk--The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--Cash Management Fund sell two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Of the 5,000,000,000 $.01 par value shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and 2,500,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized by the Government Fund and of the 1,000,000,000 $1.00 par value shares originally authorized by the Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. First Investors Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

7. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended September 30, 2005 and September 30, 2004 consisted entirely of ordinary income as follows:

                                             Distributions Declared
                                               from Ordinary Income
                                  ---------------------------------
Fund                                     in 2005            in 2004
----                              --------------     --------------
Cash Management                      $ 3,196,616        $   879,808
Government                             8,728,008          8,954,783
Investment Grade                      11,054,860          9,435,584
Income                                43,869,671         41,663,183

As of September 30, 2005, the components of distributable earnings on a tax basis were:

                                                                      Total
                 Undistributed        Capital                 Distributable
                      Ordinary           Loss     Unrealized       Earnings
Fund                    Income      Carryover  (Depreciation)      (Deficit)
----              ------------   ------------   ------------   ------------
Government          $   39,006   $ (6,938,282)  $ (2,079,734)  $ (8,979,010)
Investment Grade       102,772     (3,507,032)      (865,284)    (4,269,544)
Income               2,331,738   (123,088,445)   (48,419,678)  (169,176,385)

September 30, 2005


8. Fund Reorganizations--On August 18, 2005, the Board of Directors or Trustees of each First Investors Fund covered by this report approved, subject to shareholder approval, an Agreement and Plan of Conversion and Termination pursuant to which each Fund would be reorganized into a corresponding series of the First Investors Income Funds, a newly-established Delaware statutory trust (the "Reorganizations"). The Reorganizations will offer a number of benefits to the Funds, including, among other things, allowing the Funds to operate under uniform, modern and flexible governing documents that will increase operating efficiency by streamlining the governance process and updating, standardizing and streamlining certain of the Funds' outdated investment restrictions. If approved by shareholders, it is expected that the Reorganizations will take effect after the close of business on or about January 27, 2006, although the date may be adjusted in accordance with the Agreement and Plan of Conversion and Termination.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30.

---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                                           Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Year      Income     Investments    Operations         Income           Gain  Distributions           Year
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2001            $ 1.00       $.050              --         $.050          $.050             --          $.050         $ 1.00
2002              1.00        .014              --          .014           .014             --           .014           1.00
2003              1.00        .006              --          .006           .006             --           .006           1.00
2004              1.00        .005              --          .005           .005             --           .005           1.00
2005              1.00        .019              --          .019           .019             --           .019           1.00

Class B
-------
2001              1.00        .040              --          .040           .040             --           .040           1.00
2002              1.00        .006              --          .006           .006             --           .006           1.00
2003              1.00        .001              --          .001           .001             --           .001           1.00
2004              1.00          --              --            --             --             --             --           1.00
2005              1.00        .012              --          .012           .012             --           .012           1.00

---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2001            $10.94       $ .64           $ .48         $1.12          $ .65             --          $ .65         $11.41
2002             11.41         .59             .09           .68            .59             --            .59          11.50
2003             11.50         .54            (.19)          .35            .54             --            .54          11.31
2004             11.31         .51            (.18)          .33            .51             --            .51          11.13
2005             11.13         .50            (.25)          .25            .50             --            .50          10.88

Class B
-------
2001             10.93         .55             .49          1.04            .56             --            .56          11.41
2002             11.41         .50             .09           .59            .51             --            .51          11.49
2003             11.49         .45            (.19)          .26            .45             --            .45          11.30
2004             11.30         .43            (.18)          .25            .43             --            .43          11.12
2005             11.12         .41            (.25)          .16            .41             --            .41          10.87

---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total       End of Year                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses   Income (Loss)          Rate
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2001                4.63%             $204         .80%          4.52%           .99%          4.33%            --
2002                1.38               193         .80           1.38            .90           1.28             --
2003                 .62               179         .78            .62            .97            .43             --
2004                 .50               171         .70            .50           1.05            .15             --
2005                1.94               162         .70           1.90           1.04           1.56             --

Class B
-------
2001                3.85                 4        1.55           3.77           1.74           3.58             --
2002                 .63                 6        1.55            .63           1.65            .53             --
2003                 .05                 6        1.34            .06           1.53           (.13)            --
2004                  --                 5        1.20             --           1.55           (.35)            --
2005                1.18                 3        1.45           1.15           1.79            .81             --

------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2001               10.49%             $137        1.10%          5.70%          1.53%          5.27%            59%
2002                6.16               168        1.10           5.21           1.56           4.75             75
2003                3.08               184        1.10           4.69           1.58           4.21             65
2004                3.01               179        1.10           4.59           1.56           4.13             60
2005                2.25               182        1.10           4.49           1.57           4.02             48

Class B
-------
2001                9.77                 6        1.85           4.95           2.28           4.52             59
2002                5.29                16        1.85           4.46           2.31           4.00             75
2003                2.33                21        1.85           3.94           2.33           3.46             65
2004                2.25                17        1.85           3.84           2.31           3.38             60
2005                1.48                15        1.85           3.74           2.32           3.27             48

------------------------------------------------------------------------------------------------------------------


FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                                Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
                 of Year         Income     Investments    Operations         Income           Gain  Distributions           Year
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2001              $ 9.53          $ .61           $ .41         $1.02          $ .63             --          $ .63         $ 9.92
2002+               9.92            .55             .07           .62            .58             --            .58           9.96
2003                9.96            .51             .35           .86            .54             --            .54          10.28
2004               10.28            .47            (.11)          .36            .53             --            .53          10.11
2005               10.11            .45            (.28)          .17            .52             --            .52           9.76

Class B
-------
2001                9.54            .54             .41           .95            .56             --            .56           9.93
2002+               9.93            .48             .06           .54            .51             --            .51           9.96
2003                9.96            .43             .36           .79            .47             --            .47          10.28
2004               10.28            .38            (.11)          .27            .45             --            .45          10.10
2005               10.10            .34            (.24)          .10            .45             --            .45           9.75

---------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
2001              $ 3.63          $ .33          $ (.68)        $(.35)         $ .35             --          $ .35         $ 2.93
2002+               2.93            .26            (.29)         (.03)           .26             --            .26           2.64
2003                2.64            .24             .41           .65            .24             --            .24           3.05
2004                3.05            .23             .13           .36            .23             --            .23           3.18
2005                3.18            .23            (.11)          .12            .23             --            .23           3.07

Class B
-------
2001                3.61            .31            (.67)         (.36)           .33             --            .33           2.92
2002+               2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003                2.63            .23             .41           .64            .22             --            .22           3.05
2004                3.05            .21             .12           .33            .20             --            .20           3.18
2005                3.18            .21            (.13)          .08            .20             --            .20           3.06

---------------------------------------------------------------------------------------------------------------------------------

 * Calculated without sales charges.

** Net of expenses waived or assumed (Note 3).

 + Prior to October 1, 2001, the Investment Grade Fund and the Income
   Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on the net assets of the Funds.

See notes to financial statements




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total       End of Year                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses         Income           Rate
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2001               10.93%             $ 65        1.10%          6.22%          1.28%          6.04%            21%
2002+               6.48               102        1.10           5.63           1.33           5.40             13
2003                8.94               144        1.10           4.85           1.35           4.60              6
2004                3.57               170        1.10           4.49           1.32           4.27              9
2005                1.70               203        1.10           4.21           1.31           4.00             11

Class B
-------
2001               10.15                13        1.84           5.48           2.02           5.30             21
2002+               5.61                23        1.85           4.88           2.08           4.65             13
2003                8.17                31        1.85           4.10           2.10           3.85              6
2004                2.74                30        1.85           3.74           2.07           3.52              9
2005                 .97                28        1.85           3.46           2.06           3.25             11

------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
2001              (10.20)%             418        1.30%          9.81%           N/A            N/A             18%
2002+              (1.52)              397        1.35           8.90            N/A            N/A             20
2003               25.78               509        1.34           8.38            N/A            N/A             31
2004               12.06               561        1.29           7.35            N/A            N/A             37
2005                3.79               571        1.30           7.33            N/A            N/A             39

Class B
-------
2001              (10.62)               22        2.00           9.11            N/A            N/A             18
2002+              (2.33)               24        2.05           8.20            N/A            N/A             20
2003               25.24                37        2.04           7.68            N/A            N/A             31
2004               11.22                40        1.99           6.65            N/A            N/A             37
2005                2.68                37        2.00           6.63            N/A            N/A             39

------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Inc., First Investors Government Fund, Inc., First Investors Investment Grade Fund (a series of First Investors Series Fund) and First Investors Fund For Income, Inc., as of September 30, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform audits of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc., First Investors Government Fund, Inc., First Investors Investment Grade Fund and First Investors Fund For Income, Inc., as of September 30, 2005, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and their financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                   Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 1, 2005

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS
Directors/Trustees and Officers*

                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol  1932                  Director/Trustee   None/Retired         49                 None
c/o First Investors                     since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922                       Director/Trustee   None/Retired         49                 None
c/o First Investors                     since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   1921               Director/Trustee   None/Retired         49                 None
c/o First Investors                     since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932                  Director/Trustee   Owner                49                 None
c/o First Investors                     since 1/19/95      Hampton
Management Company, Inc.                                   Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929               Director/Trustee   None/Retired         49                 None
c/o First Investors                     since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005




                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

INTERESTED DIRECTORS/TRUSTEES**

Kathryn S. Head  1955                   Director/Trustee   Chairman, Officer    49                 None
c/o First Investors                     since 3/17/94      and Director of
Management Company, Inc.                                   First Investors
Raritan Plaza I                         President          Corporation;
Edison, NJ 08837                        since 11/15/01     First Investors
                                                           Consolidated
                                        Chairman           Corporation;
                                        since 1/1/05       First Investors
                                                           Management
                                                           Company, Inc.;
                                                           Administrative Data
                                                           Management Corp.;
                                                           First Investors
                                                           Federal Savings
                                                           Bank; School
                                                           Financial
                                                           Management
                                                           Services, Inc.;
                                                           and other affiliated
                                                           companies***

John T. Sullivan  1932                  Director/Trustee   Of Counsel           49                 None
c/o First Investors                     since 9/20/79      Hawkins,
Management Company, Inc.                                   Delafield &
95 Wall Street                                             Wood; Director
New York, NY 10005                                         of First Investors
                                                           Corporation,
                                                           First Investors
                                                           Consolidated
                                                           Corporation,
                                                           First Investors
                                                           Management
                                                           Company, Inc.,
                                                           Administrative Data
                                                           Management Corp.,
                                                           and other affiliated
                                                           companies***




FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS
Directors/Trustees and Officers* (continued)


  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested director/trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested director/trustee because he is a director and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.




                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES

Joseph I. Benedek  1957                 Treasurer          Treasurer            49                 None
c/o First Investors                     since 1988         and Principal
Management Company, Inc.                                   Accounting Officer
Raritan Plaza I
Edison, NJ 08837

George V. Ganter  1952                  Vice President     Portfolio Manager    2                  None
c/o First Investors                     since 2000         of First Investors
Management Company, Inc.                                   Management
95 Wall Street                                             Company, Inc.
New York, NY 10005

Larry R. Lavoie  1947                   Chief Compliance   General Counsel      49                 None
c/o First Investors                     Officer since      of First Investors
Management Company, Inc.                8/19/04            Corporation
95 Wall Street                                             and its affiliates
New York, NY 10005
                                                           Director/Trustee
                                                           from 9/17/98
                                                           to 8/18/04

Michael J. O'Keefe  1965                Vice President     Portfolio Manager    3                  None
c/o First Investors                     since 1996         of First Investors
Management Company, Inc.                                   Management
95 Wall Street                                             Company, Inc.
New York, NY 10005

Clark D. Wagner  1959                   Vice President     Director of          27                 None
c/o First Investors                     since 1991         Fixed Income
Management Company, Inc.                                   (previously, Chief
95 Wall Street                                             Investment Officer)
New York, NY 10005                                         of First Investors
                                                           Management
                                                           Company, Inc.


FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Shareholder Information
-----------------------
The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

NOTES

NOTES

NOTES

Item 2.  Code of Ethics

As of the end of the period, September 30, 2005, the Registrant has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. See Item 12(a) below for a copy of the code of ethics.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.


Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American
Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial
Reporting and Analysis, Controller, and Director of Business Planning.
Mr. Wentworth also has many years experience serving on the Audit Committees of the First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						September 30,
						-----------------
						   2005      2004
						   ----	     ----
(a) Audit Fees
     First Investors
	Cash Management Fund, Inc.	       $ 18,100  $ 17,400
	Government Fund, Inc.			 21,300	   20,400
	Investment Grade Fund (a series of
		First Investors Series Fund)     12,500	   11,900
	Fund For Income, Inc.			 36,400	   34,900

(b) Audit-Related Fees
     First Investors
	Cash Management Fund, Inc.	       $      0	 $	0
	Government Fund, Inc.			      0	    	0
	Investment Grade Fund (a series of
		First Investors Series Fund)	      0	       	0
	Fund For Income, Inc.			      0	        0

(c) Tax Fees
     First Investors
	Cash Management Fund, Inc.	       $  2,600  $  2,500
	Government Fund, Inc.			  3,600	    3,500
	Investment Grade Fund (a series of
		First Investors Series Fund)      3,600	    3,500
	Fund For Income, Inc.			  3,600	    3,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees
     First Investors
	Cash Management Fund, Inc.	       $      0	 $ 	0
	Government Fund, Inc.			      0	    	0
	Investment Grade Fund (a series of
		First Investors Series Fund)	      0	       	0
	Fund For Income, Inc.			      0	        0


(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to meet with the Funds' independent auditors, including
meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Funds by the auditors; (ii) to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(g)	to receive and consider (i) information and comments from
the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(h)	to consider the effect upon the Funds of any changes in
accounting principles or practices proposed by management or the auditors;

	(i)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;

	(j)	to receive reports from Fund management in connection with
the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds' internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds' internal control over financial reporting;

	(k)	to investigate improprieties or suspected improprieties in
the Funds' accounting or financial reporting brought to the attention of the Audit Committee;

	(l)	to receive and consider reports from attorneys, in
accordance with the "Up-the-Ladder" Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

	(m)	to report its activities to the full Board on a regular
basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

	(n)	to meet with the Treasurer of the Funds and, as necessary,
with internal auditors, if any, for the management company; and

	(o)	to perform such other functions and to have such powers as
may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended September 30, 2005 and 2004 were $68,000 and $66,500, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 Audit Committee Members:
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors/Trustees.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR
	on December 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  December 6, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  December 6, 2005